Provisions - Summary of Provisions for Termination Benefits (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning balance	$ 6,598
Additions	735
Amounts used during the period	(1,669)
Pension, Reversals	(951)
OCI	(14)
Ending balance	4,699	$ 6,598
Non current provisions beginning balance	2,855
Non current provisions additions	200
Non current provisions OCI	26
Non current provisions Ending balance	3,080	2,855
Current provisions beginning balance	3,743
Current provisions additions	535
Current provisions Amounts used during period	(1,669)
Current provisions Reversals	(951)
Current provisions OCI	(40)
Current provisions Ending balance	1,619	3,743
Pension [member]
Disclosure of other provisions [line items]
Beginning balance	2,855
Pension, Additions	200
OCI	26
Ending balance	3,080	2,855
Loss on Contract [member]
Disclosure of other provisions [line items]
Loss on contract, Beginning balance	271
Loss on contract, Amounts used during the period	(271)
Employee Litigation and Severance [member]
Disclosure of other provisions [line items]
Additions	300	300
Employee litigation and severance, Beginning balance	639
Employee litigation and severance, Additions	268
Employee litigation and severance, Amounts used during the period	(298)
Employee litigation and severance, OCI	(3)
Employee litigation and severance, Ending balance	607	639
Commercial litigation [member]
Disclosure of other provisions [line items]
Additions	300	2,100
Commercial litigation, Beginning balance	2,833
Commercial litigation, Additions	267
Commercial litigation, Amounts used during the period	(1,100)
Commercial litigation, Reversals	(951)
Commercial litigation, OCI	(37)
Commercial litigation, Ending balance	$ 1,012	$ 2,833